Property and Equipment, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
12.
Property and Equipment, Net

Property and equipment, net consisted of the following:

	March 31, 2025	December 31, 2024
Transportation equipment	$312,583	$329,416
Office furniture and equipment	3,216	3,216
Leasehold improvements	2,385	2,328
Construction in progress	236	236
Deposits on transportation equipment	17,269	14,165
	335,689	349,361
Less: Accumulated depreciation	(91,723)	(89,487)
Property and equipment, net	$243,966	$259,874

Depreciation expense of property and equipment was $5,727 and $6,179, respectively for the three months ended March 31, 2025 and 2024. The net carrying value of disposals of long-lived assets as of March 31, 2025 and December 31, 2024 was $14,368 and $23,449, respectively.

Interest payments on borrowings to acquire aircraft are capitalized for the month of acquisition when the aircraft’s in-service date begins following the 15th of the month. Interest payments for the month of acquisition would be expensed if the aircraft is placed into service before the 15th of the month. Capitalized interest was $0 as of March 31, 2025 and December 31, 2024, and was included as a component of construction in progress prior to the equipment’s in-service date.

12.
Property and Equipment, Net

Property and equipment, net consisted of the following:

	December 31, 2024	December 31, 2023
Transportation equipment	$329,416	$311,584
Office furniture and equipment	3,216	3,131
Leasehold improvements	2,328	2,306
Construction in progress	236	147
Deposits on transportation equipment	14,165	23,923
	349,361	341,091
Less: Accumulated depreciation	(89,487)	(87,115)
Property and equipment, net	$259,874	$253,976

Depreciation expense of property and equipment for the years ended December 31, 2024 and 2023, was $23,740 and $25,833, respectively. The net carrying value of disposals of long-lived assets as of December 31, 2024 and 2023 was $23,449 and $66,986, respectively.

Interest payments on borrowings to acquire aircraft are capitalized for the month of acquisition when the aircraft’s in-service date begins following the 15th of the month. (Interest payments for the month of acquisition would be expensed if the aircraft is placed into service before the 15th of the month). Capitalized interest was zero for both periods ending December 31, 2024 and December 31, 2023 and was included as a component of construction in progress prior to the equipment’s in-service date.